Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	October 2008
Distribution Date	11/17/08
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	May 9, 2008
Closing Date:	June 25, 2008

	Dollars	Units	WAC	WAM
Original Pool Balance:	$709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:	$674,977,361.41

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes Fixed	$159,000,000.00	22.408%	2.84863%	July 15, 2009
Class A-2 Notes Fixed	$179,000,000.00	25.226%	4.16000%	May 16, 2011
Class A-3 Notes Fixed	$171,000,000.00	24.099%	4.93000%	December 17, 2012
Class A-4 Notes Fixed	$103,542,000.00	14.592%	5.48000%	November 17, 2014
Total Securities	$612,542,000.00	86.325%

Overcollateralization	$62,435,361.41	8.799%
YSOA	$34,596,320.12	4.876%
Total Original Pool Balance	$709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$74,902,579.62	0.4710854	$58,188,201.74	0.3659635	$16,714,377.88
Class A-2 Notes	$179,000,000.00	1.0000000	$179,000,000.00	1.0000000	$-
Class A-3 Notes	$171,000,000.00	1.0000000	$171,000,000.00	1.0000000	$-
Class A-4 Notes	$103,542,000.00	1.0000000	$103,542,000.00	1.0000000	$-
Total Securities	$528,444,579.62	0.8627075	$511,730,201.74	0.8354206	$16,714,377.88

Weighted Avg. Coupon (WAC)	6.37%		6.35%
Weighted Avg. Remaining Maturity (WARM)	55.51		54.56
Pool Receivables Balance	$630,703,210.44		$613,712,807.58
Remaining Number of Receivables	37,072		36,641

Adjusted Pool Balance	$600,154,437.35		$584,141,042.12

III. COLLECTIONS

Principal:
Principal Collections	$15,767,486.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$120,224.67
Total Principal Collections	$15,887,710.96

Interest:
Interest Collections	$3,335,891.36
Late Fees & Other Charges	$44,427.60
Interest on Repurchase Principal	$-
Total Interest Collections	$3,380,318.96

Collection Account Interest	$37,701.45
Reserve Account Interest	$7,850.62
Servicer Advances	$-

Total Collections	$19,313,581.99

1 of 3

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	October 2008
Distribution Date	11/17/08
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections				$19,313,581.99
Reserve Account Release				$-
Reserve Account Draw				$-
Total Available for Distribution				$19,313,581.99
		Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$525,586.01	$525,586.01	$525,586.01
Collection Account Interest				$37,701.45
Late Fees & Other Charges				$44,427.60
Total due to Servicer				$607,715.06

3. Class A Noteholders Interest:
Class A-1 Notes		$195,588.92	$195,588.92
Class A-2 Notes		$620,533.33	$620,533.33
Class A-3 Notes		$702,525.00	$702,525.00
Class A-4 Notes		$472,841.80	$472,841.80

Total interest:		$1,991,489.05	$1,991,489.05	$1,991,489.05

Available Funds Remaining:				$16,714,377.88

4. Principal Distribution Amount:				$16,714,377.88

		Distributable Amount	Paid Amount
Class A-1 Notes			$16,714,377.88
Class A-2 Notes			$-
Class A-3 Notes			$-
Class A-4 Notes			$-
Class A Notes Total:		54,836,153.91	$16,714,377.88
Total Noteholders Principal			$16,714,377.88

5. Available Amounts Remaining to reserve account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,548,773.09
Beginning Period Amount	$30,548,773.09
Current Period Amortization	$977,007.63
Ending Period Required Amount	$29,571,765.46
Ending Period Amount	$29,571,765.46
Next Distribution Date Required Amount	$28,608,957.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$3,374,886.81
Beginning Period Amount	$3,374,886.81
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,374,886.81
Ending Period Amount	$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$71,709,857.73	$72,410,840.38	$110,532,616.41
Overcollateralization as a % of Adjusted Pool		11.95%	12.40%	18.92%

2 of 3

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	October 2008
Distribution Date	11/17/08
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.16%	35,966	98.13%	$602,256,446.97
30 - 60 Days	1.53%	561	1.54%	$9,472,167.15
61 - 90 Days	0.23%	83	0.24%	$1,457,334.82
91 + Days	0.08%	31	0.09%	$526,858.64
		36,641		$613,712,807.58
Total
Delinquent Receivables 61 + days past due	0.31%	114	0.32%	$1,984,193.46
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	153	0.42%	$2,629,176.86
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	130	0.34%	$2,227,948.48
Three-Month Average Delinquency Ratio	0.36%		0.36%

Repossession in Current Period		92		$1,524,836.12
Repossession Inventory		121		$2,144,867.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,222,916.57
Recoveries				$(120,224.67)
Net Charge-offs for Current Period				$1,102,691.90

Beginning Pool Balance for Current Period				$630,703,210.44

Net Loss Ratio				2.10%
Net Loss Ratio for 1st Preceding Collection Period				1.42%
Net Loss Ratio for 2nd Preceding Collection Period				1.00%
Three-Month Average Net Loss Ratio for Current Period				1.51%

Cumulative Net Losses for All Periods				$2,554,835.33
Cumulative Net Losses as a % of Initial Pool Balance				0.36%

Principal Balance of Extensions				$4,275,949.00
Number of Extensions				238

3 of 3